UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Core Plus VIT Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$25	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$334,971,130
Total Number of Portfolio Holdings*	1,518
Portfolio Turnover Rate	36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 1	7391-STSR-0824

Western Asset Core Plus VIT Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class II1	$37	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$334,971,130
Total Number of Portfolio Holdings*	1,518
Portfolio Turnover Rate	36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 1	7168-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus VIT Portfolio
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 33.7%
Communication Services — 3.7%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$129,540
AT&T Inc., Senior Notes	2.250%	2/1/32	170,000	137,955
AT&T Inc., Senior Notes	2.550%	12/1/33	260,000	206,822
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,188
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,748
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	56,491
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	64,776
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	6,992
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	20,135
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	150,000	132,581
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	230,000	218,176
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	18,931
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	71,964
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	294,000	285,924
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	47,540
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	54,134
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	64,764
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	282,000	239,661
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	65,842
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	98,836
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	55,136
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	250,000	191,287
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	7,941
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	40,458
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	10,000	9,076
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	10,002
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	77,961
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	18,888
Total Diversified Telecommunication Services				2,360,749
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	56,242
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	20,000	20,001
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	70,000	66,476
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	90,000	83,135
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	310,000	270,675
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — continued
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	30,000	$24,416
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	10,000	7,791
Total Entertainment				528,736
Interactive Media & Services — 0.0%††
Alphabet Inc., Senior Notes	1.900%	8/15/40	50,000	32,586
Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,440,000	1,180,361 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,000	9,907
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	380,000	359,250
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	330,000	317,495
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	40,000	32,710
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	570,000	502,794
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	80,000	80,074
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	320,000	278,853
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	400,000	266,363
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	7,997
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	25,105
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	30,733
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	$124,832
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	28,417
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	54,299
Comcast Corp., Senior Notes	3.150%	3/1/26	160,000	154,736
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	38,260
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	261,453
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	45,980
Comcast Corp., Senior Notes	4.250%	10/15/30	320,000	306,991
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	7,700
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	32,557
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	7,239
Comcast Corp., Senior Notes	4.000%	8/15/47	20,000	15,732
Comcast Corp., Senior Notes	3.969%	11/1/47	610,000	476,128
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	7,854
Comcast Corp., Senior Notes	3.999%	11/1/49	185,000	144,518
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	35,313
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	37,095
Comcast Corp., Senior Notes	2.887%	11/1/51	280,000	174,831
Comcast Corp., Senior Notes	4.049%	11/1/52	440,000	341,132
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	16,301
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	17,989
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	57,023
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	18,653
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	23,825
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	23,720 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	6,952 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	140,000	146,712
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	38,161
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	160,000	151,624
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,127
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	78,159
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	210,000	192,141 (a)
Total Media				6,168,096
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,500,000	$969,159 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	180,000	176,692
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	60,000	72,222
Sprint LLC, Senior Notes	7.625%	2/15/25	40,000	40,284
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	30,000	29,501
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	19,008
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,227
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	53,792
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	55,455
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	820,000	766,753
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	42,457
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	43,450
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	116,946
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	490,000	410,093
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	190,000	186,815
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	70,000	60,692
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,319
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	160,000	109,320
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	168,948 (a)
Total Wireless Telecommunication Services				3,355,133

Total Communication Services				12,445,300
Consumer Discretionary — 3.1%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	210,000	217,241 (a)
Automobiles — 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,200,000	992,337
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	109,918
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	24,281
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	195,319
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	340,000	299,923
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	375,183
General Motors Co., Senior Notes	6.125%	10/1/25	170,000	170,946
General Motors Co., Senior Notes	5.600%	10/15/32	100,000	100,077
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,470
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	20,000	19,487
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	800,000	$776,506 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	600,000	573,107 (a)
Total Automobiles				3,647,554
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	30,000	28,777
Amazon.com Inc., Senior Notes	1.200%	6/3/27	300,000	270,902
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	123,481
Amazon.com Inc., Senior Notes	3.450%	4/13/29	70,000	66,431
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	49,995
Amazon.com Inc., Senior Notes	3.600%	4/13/32	350,000	321,593
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	70,683
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	48,367
Amazon.com Inc., Senior Notes	2.500%	6/3/50	400,000	244,841
Amazon.com Inc., Senior Notes	3.100%	5/12/51	190,000	130,665
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	16,751
Prosus NV, Senior Notes	3.061%	7/13/31	600,000	497,059 (a)
Total Broadline Retail				1,869,545
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	28,124 (a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	27,261 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	40,000	40,892 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	30,000	30,167 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	90,000	90,493 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	349,605
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	45,766
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	160,000	160,881
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	9,570
McDonald’s Corp., Senior Notes	3.700%	1/30/26	300,000	293,278
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	19,205
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	86,279
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	231,600
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,254
McDonald’s Corp., Senior Notes	4.200%	4/1/50	310,000	247,309
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	210,000	208,564 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	140,000	$146,792 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	100,000	100,903 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	630,000	624,955
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	182,334
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	195,951
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	176,160
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	77,601 (a)
Total Hotels, Restaurants & Leisure				3,380,944
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	56,207
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,664
Home Depot Inc., Senior Notes	2.700%	4/15/30	190,000	169,339
Home Depot Inc., Senior Notes	3.300%	4/15/40	230,000	179,277
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	7,893
Home Depot Inc., Senior Notes	3.350%	4/15/50	400,000	284,309
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	38,833
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	110,000	86,514
Total Specialty Retail				832,036
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	66,307
NIKE Inc., Senior Notes	2.850%	3/27/30	160,000	144,112
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	31,136
NIKE Inc., Senior Notes	3.375%	3/27/50	50,000	36,058
Total Textiles, Apparel & Luxury Goods				277,613

Total Consumer Discretionary				10,224,933
Consumer Staples — 1.2%
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	380,000	350,570
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	280,000	278,502
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	100,000	92,937
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	88,198
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	240,000	241,979
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	70,000	68,295
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Beverages — continued
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	$73,906
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	9,428
Total Beverages				1,203,815
Consumer Staples Distribution & Retail — 0.0%††
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	75,680
Walmart Inc., Senior Notes	1.500%	9/22/28	50,000	44,182
Walmart Inc., Senior Notes	1.800%	9/22/31	20,000	16,485
Total Consumer Staples Distribution & Retail				136,347
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	73,426
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	154,661
Total Food Products				228,087
Personal Care Products — 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	260,000	241,499
Kenvue Inc., Senior Notes	4.900%	3/22/33	210,000	207,763
Total Personal Care Products				449,262
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	19,451
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	12,792
Altria Group Inc., Senior Notes	2.450%	2/4/32	460,000	372,126
Altria Group Inc., Senior Notes	6.875%	11/1/33	330,000	356,898
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	28,841
Altria Group Inc., Senior Notes	5.950%	2/14/49	340,000	333,691
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	38,006
BAT Capital Corp., Senior Notes	4.540%	8/15/47	530,000	408,495
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	89,031
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	200,000	169,433
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	120,000	118,761
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	60,000	58,886
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,556
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	73,871
Total Tobacco				2,088,838

Total Consumer Staples				4,106,349
Energy — 6.1%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,031
Halliburton Co., Senior Notes	5.000%	11/15/45	30,000	27,182
Total Energy Equipment & Services				46,213
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — 6.1%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	$43,701
Apache Corp., Senior Notes	4.250%	1/15/30	110,000	102,710
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	136,651
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	8,645
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	8,008
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	67,000
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	33,519
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	80,000	82,304 (a)
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	120,000	116,667
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	170,000	158,466
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	250,000	162,829
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,223 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	440,000	362,479 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	1,020,000	990,636
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	18,201
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	340,000	290,418
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,831
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	400,000	408,957 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	60,000	63,278 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	160,000	148,595 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	150,000	144,283
Continental Resources Inc., Senior Notes	5.750%	1/15/31	370,000	364,003 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	200,000	163,659
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	440,000	423,405
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	105,248
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	21,065 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	10,000	10,029
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	38,509
Devon Energy Corp., Senior Notes	5.600%	7/15/41	160,000	148,957
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	25,142
Devon Energy Corp., Senior Notes	5.000%	6/15/45	650,000	554,499
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	270,000	249,105
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	140,000	111,967
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	5.875%	5/28/45	510,000	$365,928
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	49,443 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	99,869 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	59,582 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	68,305
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	39,486
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	29,893
Energy Transfer LP, Senior Notes	3.750%	5/15/30	370,000	340,489
Energy Transfer LP, Senior Notes	5.550%	5/15/34	210,000	207,964
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	9,021
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,954
Energy Transfer LP, Senior Notes	6.250%	4/15/49	480,000	477,921
Energy Transfer LP, Senior Notes	5.000%	5/15/50	160,000	135,929
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	390,000	377,191
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	27,485
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	420,000	375,292
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	320,000	310,869
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	87,813
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	23,734
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,012
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	310,000	228,715
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	29,241
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	28,095 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	$9,763
EOG Resources Inc., Senior Notes	3.900%	4/1/35	220,000	197,095
EOG Resources Inc., Senior Notes	4.950%	4/15/50	210,000	192,669
EQT Corp., Senior Notes	3.900%	10/1/27	410,000	392,182
EQT Corp., Senior Notes	5.000%	1/15/29	200,000	196,406
EQT Corp., Senior Notes	3.625%	5/15/31	150,000	132,423 (a)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	74,615
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	33,076
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	8,427
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	310,000	223,896
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	195,260 (a)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	9,971
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,246
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	59,240
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,135
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	45,163
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	8,875
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	19,471 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	9,806
MPLX LP, Senior Notes	2.650%	8/15/30	110,000	94,834
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	104,705
MPLX LP, Senior Notes	4.700%	4/15/48	70,000	57,643
MPLX LP, Senior Notes	5.500%	2/15/49	60,000	55,406
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	46,000	46,000
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	9,988
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	86,501
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	46,855
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	410,000	373,524
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	78,549
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	209,026
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	70,180
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	55,703
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	490,000	511,490
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	70,000	55,002
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	52,708
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	38,168
ONEOK Inc., Senior Notes	5.550%	11/1/26	80,000	80,351
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	5.800%	11/1/30	130,000	$133,144
ONEOK Inc., Senior Notes	6.050%	9/1/33	170,000	175,109
ONEOK Inc., Senior Notes	6.625%	9/1/53	320,000	341,750
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	794,000	790,739
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	170,000	175,623
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	28,327
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	100,000	88,594
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	146,985
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	18,765
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	30,000	25,147
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	270,000	226,798
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	37,559 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	182,323 (a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	71,362
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	8,919
Shell International Finance BV, Senior Notes	4.375%	5/11/45	170,000	145,009
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	32,198
Shell International Finance BV, Senior Notes	3.250%	4/6/50	360,000	250,116
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	56,923
Southwestern Energy Co., Senior Notes	5.700%	1/23/25	1,400,000	1,398,842
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	620,000	599,356
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	46,027
Targa Resources Corp., Senior Notes	4.200%	2/1/33	80,000	71,970
Targa Resources Corp., Senior Notes	4.950%	4/15/52	70,000	59,694
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	80,000	78,411
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	19,890
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	143,232
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,016
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	360,000	314,736 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	210,000	216,156
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	51,180 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	70,000	68,843
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	$19,307
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	610,000	567,711
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	8,642
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	90,000	78,299
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	43,869
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	200,000	192,031
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	36,275
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	33,198
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	177,047
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	23,912
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	250,000	244,009
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	190,000	164,503
Total Oil, Gas & Consumable Fuels				20,452,118

Total Energy				20,498,331
Financials — 11.1%
Banks — 6.9%
Banco Santander SA, Senior Notes	2.746%	5/28/25	400,000	389,703
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	145,460
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	141,231
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	199,010 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	250,820 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	500,000	423,299 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	452,434 (c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	130,000	123,770 (c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	39,495 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	110,000	104,201 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	430,000	343,667 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	$133,661 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	750,000	732,222 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,080,000	1,018,911 (c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	128,785
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	39,358
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	682,820
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	155,234
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	28,202 (c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	76,888
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	200,000	180,223 (c)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	241,495 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	205,343 (a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	580,105 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	490,000	485,949 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	600,000	614,932 (a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	194,763 (a)
Citigroup Inc., Junior Subordinated Notes (3 mo. Term SOFR + 3.685%)	9.007%	8/15/24	20,000	20,025 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	46,282
Citigroup Inc., Senior Notes	4.650%	7/30/45	275,000	240,304
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	660,000	542,511 (c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	369,234 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	68,593 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	630,000	$561,531 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	104,877 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	118,121 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	210,000	201,727 (c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,866
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	78,058
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	570,000	555,742
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	163,245
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	12,127
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	60,112
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	239,517 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	510,000	451,952 (a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	240,699 (a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	250,000	232,134 (a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	197,379 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	500,000	484,200 (a)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	196,642
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	609,185 (c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	200,000	172,949 (c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	250,000	232,039 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	630,000	611,906 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	350,000	302,626 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	380,000	$316,548 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	29,956 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	27,256 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	300,000	283,817 (c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	140,000	134,768 (c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	60,000	58,263 (c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	520,000	496,260 (c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	59,770
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	48,751
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	28,105
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	400,000	376,490 (c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	200,000	197,030 (c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	200,000	193,756 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	280,000	283,144 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	90,000	90,109 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	170,000	163,281
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	180,000	164,963
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	140,000	138,975
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	69,005
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	76,860
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	179,127
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	190,000	191,419 (c)
US Bancorp, Senior Notes	1.450%	5/12/25	10,000	9,660
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	30,000	$27,744 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	200,000	203,082 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	70,000	71,007 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	530,000	503,572
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	201,966
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	145,683 (c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	760,000	700,124 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	43,376 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	260,000	249,011 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	830,000	709,877 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	630,000	574,274 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	220,000	219,922 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	121,110 (c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	48,730
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	58,433
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	190,000	160,621
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	270,000	234,998
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	32,295
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	150,000	127,144
Total Banks				23,285,846
Capital Markets — 2.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	48,476
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	420,000	424,950
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	80,000	83,338 (c)
Credit Suisse AG AT1 Claim	—	—	590,000	17,700 *(d)(e)
UBS AG/Stamford CT, Senior Notes	7.500%	2/15/28	480,000	513,763
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	39,985
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	187,697
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	270,000	$265,926
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	270,000	259,204
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	106,245
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	17,970
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,360,000	1,131,171 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	370,000	260,014 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	14,798 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	38,256 (c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	150,000	143,532 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	113,889 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	250,345 (c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	80,000	78,633
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	205,109
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	131,067
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	580,000	563,366 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	410,000	339,024 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	430,000	394,722 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	460,000	438,032 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	47,491 (c)
UBS AG, Senior Notes	7.950%	1/9/25	410,000	414,356
UBS AG, Senior Notes	2.950%	4/9/25	270,000	264,669
UBS AG, Senior Notes	4.500%	6/26/48	200,000	175,740
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	460,000	$496,065 (a)(b)(c)
UBS Group AG, Senior Notes	4.550%	4/17/26	500,000	491,580
UBS Group AG, Senior Notes	4.253%	3/23/28	500,000	478,650 (a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	600,000	490,555 (a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	233,466 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	560,000	675,338 (a)(c)
Total Capital Markets				9,835,122
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	190,000	183,428
Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,100,000	1,026,493
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	980,000	842,333
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	101,576
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	240,000	205,119
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	110,000	112,891 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	80,000	63,147
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	120,000	103,506
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	128,055 (a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	73,165
Visa Inc., Senior Notes	2.050%	4/15/30	120,000	103,088
Visa Inc., Senior Notes	4.300%	12/14/45	190,000	164,923
Total Financial Services				2,924,296
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	410,000	408,356
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	28,750 (a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	57,444 (a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	28,801 (a)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	$8,935 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	360,000	318,657 (a)
Total Insurance				850,943

Total Financials				37,079,635
Health Care — 3.7%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	2.600%	11/21/24	30,000	29,672
AbbVie Inc., Senior Notes	3.800%	3/15/25	20,000	19,757
AbbVie Inc., Senior Notes	3.600%	5/14/25	480,000	472,336
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	66,741
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	199,268
AbbVie Inc., Senior Notes	3.200%	11/21/29	730,000	670,030
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	79,819
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	119,694
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,193
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	83,396
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	24,803
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	49,438
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,597
Total Biotechnology				1,868,744
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	170,000	165,114
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	9,000	8,923
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	7,055
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	130,000	131,634 (a)
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	200,000	122,324 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	220,000	219,373 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	210,000	207,420 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	290,000	284,953 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	260,000	248,700 (a)
Total Health Care Equipment & Supplies				1,395,496
Health Care Providers & Services — 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	47,781
Centene Corp., Senior Notes	4.625%	12/15/29	230,000	217,708
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	8,884
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	8,558
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Cigna Group, Senior Notes	4.375%	10/15/28	310,000	$301,101
Cigna Group, Senior Notes	4.800%	8/15/38	430,000	395,379
Cigna Group, Senior Notes	4.900%	12/15/48	70,000	61,568
Cigna Group, Senior Notes	3.400%	3/15/50	100,000	68,245
CVS Health Corp., Senior Notes	3.875%	7/20/25	10,000	9,823
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	28,785
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	131,354
CVS Health Corp., Senior Notes	3.750%	4/1/30	400,000	368,236
CVS Health Corp., Senior Notes	1.750%	8/21/30	20,000	16,265
CVS Health Corp., Senior Notes	1.875%	2/28/31	170,000	136,468
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	64,256
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	16,173
CVS Health Corp., Senior Notes	5.125%	7/20/45	220,000	193,783
CVS Health Corp., Senior Notes	5.050%	3/25/48	550,000	474,236
Elevance Health Inc., Senior Notes	3.350%	12/1/24	50,000	49,554
Elevance Health Inc., Senior Notes	3.650%	12/1/27	220,000	210,356
Elevance Health Inc., Senior Notes	4.100%	5/15/32	180,000	167,088
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	58,737
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	19,936
HCA Inc., Senior Notes	5.250%	4/15/25	30,000	29,867
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	29,882
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	59,862
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	39,097
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	100,924
HCA Inc., Senior Notes	3.500%	9/1/30	170,000	153,392
HCA Inc., Senior Notes	5.500%	6/15/47	120,000	111,050
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	19,859
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	396,514
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	23,948
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	20,000	21,353 (a)
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	18,853
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	280,000	268,361
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	130,000	125,069
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	25,505
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	16,789
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	84,737
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	100,000	98,739
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	16,544
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,161
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	180,000	$135,426
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	19,474
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	180,000	123,718
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	37,033
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,311
Total Health Care Providers & Services				5,033,742
Pharmaceuticals — 1.2%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	46,125 (a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	10,439 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	9,325 (a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	70,860
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	158,000	147,274
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	110,000	110,452
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	300,000	299,500
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	60,000	59,195
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	50,000	48,881
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	280,000	274,651
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	28,671
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	260,000	248,558
Johnson & Johnson, Senior Notes	2.100%	9/1/40	460,000	307,180
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	41,379
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	320,000	200,249
Pfizer Inc., Senior Notes	2.625%	4/1/30	460,000	408,223
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	58,945
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,460,000	1,371,389
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	442,897
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,540
Total Pharmaceuticals				4,194,733

Total Health Care				12,492,715
Industrials — 2.5%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	4.875%	5/1/25	160,000	158,332
Boeing Co., Senior Notes	2.196%	2/4/26	400,000	376,138
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	18,989
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	36,888
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	46,060
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	3.200%	3/1/29	110,000	$97,637
Boeing Co., Senior Notes	5.150%	5/1/30	150,000	144,087
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	14,489
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	19,648
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,785
General Dynamics Corp., Senior Notes	4.250%	4/1/50	140,000	118,030
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	50,000	47,503
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	60,000	55,442
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	160,000	149,298
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	28,186
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	530,000	428,000
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	130,000	123,023
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,000	9,859
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	440,000	414,579
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	320,000	303,852
RTX Corp., Senior Notes	3.150%	12/15/24	40,000	39,505
RTX Corp., Senior Notes	4.125%	11/16/28	180,000	173,329
RTX Corp., Senior Notes	2.250%	7/1/30	150,000	128,172
RTX Corp., Senior Notes	6.000%	3/15/31	210,000	218,838
RTX Corp., Senior Notes	4.500%	6/1/42	330,000	286,042
RTX Corp., Senior Notes	3.030%	3/15/52	160,000	102,099
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	50,000	50,315 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	150,000	154,744 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	60,000	60,679 (a)
Total Aerospace & Defense				3,812,548
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	20,000	17,696 (a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	7,282
Total Building Products				24,978
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	154,078
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	140,000	143,001 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	170,000	166,248
Total Commercial Services & Supplies				463,327
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	70,000	59,531
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	100,000	63,240
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — continued
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	200,000	$132,951
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	193,507
Union Pacific Corp., Senior Notes	3.839%	3/20/60	370,000	272,119
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	41,922
Total Ground Transportation				703,739
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	270,000	267,784
Machinery — 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	9,099
Deere & Co., Senior Notes	3.750%	4/15/50	40,000	31,387
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	10,000	9,733
Total Machinery				50,219
Passenger Airlines — 0.4%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	240,000	249,502 (a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	59,414
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	240,000	245,025
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	43,500	42,982 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	204,602 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	54,000	54,151 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	43,847 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	20,000	19,343 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	480,000	447,420 (a)
Total Passenger Airlines				1,366,286
Trading Companies & Distributors — 0.4%
Air Lease Corp., Senior Notes	3.375%	7/1/25	170,000	166,161
Air Lease Corp., Senior Notes	5.300%	2/1/28	100,000	99,832
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	18,908
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	19,402
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	96,991
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,090,000	$973,437
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	52,259
Total Trading Companies & Distributors				1,426,990

Total Industrials				8,175,402
Information Technology — 0.6%
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	4.150%	11/15/30	20,000	18,897
Broadcom Inc., Senior Notes	3.137%	11/15/35	440,000	352,508 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,410 (a)
Intel Corp., Senior Notes	1.600%	8/12/28	220,000	192,624
Intel Corp., Senior Notes	5.125%	2/10/30	120,000	120,548
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	60,302
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	12,697
Micron Technology Inc., Senior Notes	5.300%	1/15/31	130,000	129,743
Micron Technology Inc., Senior Notes	5.875%	2/9/33	120,000	122,646
NVIDIA Corp., Senior Notes	3.700%	4/1/60	210,000	159,018
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,531
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	42,254
Total Semiconductors & Semiconductor Equipment				1,240,178
Software — 0.2%
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,361
Microsoft Corp., Senior Notes	2.921%	3/17/52	165,000	112,103
Oracle Corp., Senior Notes	1.650%	3/25/26	210,000	196,945
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	8,896
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	117,633
Oracle Corp., Senior Notes	2.875%	3/25/31	480,000	414,646
Oracle Corp., Senior Notes	3.600%	4/1/50	20,000	14,011
Total Software				868,595

Total Information Technology				2,108,773
Materials — 1.3%
Chemicals — 0.3%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	172,825 (a)
OCP SA, Senior Notes	7.500%	5/2/54	620,000	633,220 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	248,391 (a)
Total Chemicals				1,054,436
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — 0.9%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	$298,533 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	180,000	178,066
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	250,000	233,427
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	200,000	209,225 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	420,000	410,784 (a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,957
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	28,900
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	39,373
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	420,000	399,233
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	420,000	405,057 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	66,816 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	350,000	327,050
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	9,866
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	159,991
Total Metals & Mining				2,776,278
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	20,000	17,438
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	420,000	344,055
Total Paper & Forest Products				361,493

Total Materials				4,192,207
Real Estate — 0.0%††
Hotel & Resort REITs — 0.0%††
Service Properties Trust, Senior Notes	8.375%	6/15/29	120,000	118,063

Utilities — 0.4%
Electric Utilities — 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	150,000	124,868 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	110,000	106,566
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	100,000	94,441
Exelon Corp., Senior Notes	5.625%	6/15/35	90,000	89,895
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	28,260
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	270,000	259,270
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	180,000	155,070
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	110,000	99,298
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	140,000	115,475
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	$21,390
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	70,000	45,746
Total Electric Utilities				1,140,279
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	110,000	101,051
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	90,000	70,296
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	60,000	65,634
Total Multi-Utilities				236,981

Total Utilities				1,377,260
Total Corporate Bonds & Notes (Cost — $119,732,398)				112,818,968
Mortgage-Backed Securities — 29.7%
FHLMC — 9.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32- 4/1/52	1,280,482	1,115,979
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 4/1/52	820,992	741,251
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38- 12/1/52	2,007,197	1,919,454
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 11/1/51	8,191,371	6,725,138
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 3/1/52	2,308,642	1,852,243
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41- 5/1/53	1,961,008	1,905,573
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42- 4/1/52	9,854,376	8,213,617
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49- 2/1/53	1,455,108	1,345,067
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52- 4/1/54	2,217,426	2,196,175
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52- 4/1/54	841,732	850,005
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53- 4/1/54	981,622	1,007,152
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.619%)	2.883%	11/1/47	201,090	$196,426 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	3.103%	2/1/50	103,156	99,374 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	204,103	192,481 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.634%)	2.640%	12/1/50	281,819	257,432 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	1,277,353	1,185,688
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	240,903	218,334
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46- 5/1/47	1,303,047	1,140,626
Total FHLMC				31,162,015
FNMA — 12.7%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	500,000	499,483
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	100,000	102,470
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 5/1/52	4,040,108	3,633,749
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 6/1/52	7,990,163	6,959,123
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/62	7,812,184	6,496,176
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	90,667
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 3/1/52	9,460,495	7,635,357
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	1,642,980	1,536,967
Federal National Mortgage Association (FNMA)	1.500%	11/1/41- 3/1/51	686,003	527,851
Federal National Mortgage Association (FNMA)	4.500%	6/1/47- 1/1/59	1,246,872	1,187,763
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	11/1/48- 7/1/53	1,333,749	$1,301,340
Federal National Mortgage Association (FNMA)	5.500%	11/1/52- 6/1/54	1,772,475	1,756,747
Federal National Mortgage Association (FNMA)	6.000%	12/1/52- 7/1/53	1,631,902	1,648,350
Federal National Mortgage Association (FNMA)	6.500%	1/1/53- 3/1/54	816,978	839,159
Federal National Mortgage Association (FNMA)	5.500%	7/1/53	186,520	184,871 (f)
Federal National Mortgage Association (FNMA)	3.000%	7/1/54	3,900,000	3,318,047 (g)
Federal National Mortgage Association (FNMA)	3.500%	7/1/54	200,000	177,031 (g)
Federal National Mortgage Association (FNMA)	4.000%	7/1/54	100,000	91,512 (g)
Federal National Mortgage Association (FNMA)	5.500%	7/1/54	1,500,000	1,479,551 (g)
Federal National Mortgage Association (FNMA)	6.000%	7/1/54	2,100,000	2,106,152 (g)
Federal National Mortgage Association (FNMA)	6.500%	7/1/54	1,000,000	1,017,891 (g)
Total FNMA				42,590,257
GNMA — 7.7%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	84,624	75,620
Government National Mortgage Association (GNMA)	3.500%	5/15/50	38,277	35,066
Government National Mortgage Association (GNMA) II	4.000%	10/20/45- 6/20/52	1,409,588	1,320,362
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 6/20/52	2,439,734	2,199,067
Government National Mortgage Association (GNMA) II	3.000%	11/20/46- 4/20/53	3,029,415	2,632,969
Government National Mortgage Association (GNMA) II	4.500%	8/20/47- 9/20/52	1,628,331	1,563,046
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 8/20/53	1,984,962	1,945,447
Government National Mortgage Association (GNMA) II	2.000%	10/20/50- 4/20/51	6,443,790	5,193,941
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	1/20/51- 12/20/52	1,997,630	$1,665,266
Government National Mortgage Association (GNMA) II	5.500%	11/20/52- 8/20/53	2,227,447	2,219,524
Government National Mortgage Association (GNMA) II	6.000%	9/20/53- 1/20/54	748,983	761,441
Government National Mortgage Association (GNMA) II	6.500%	9/20/53- 11/20/53	188,373	192,998
Government National Mortgage Association (GNMA) II	2.000%	7/20/54	100,000	80,945 (g)
Government National Mortgage Association (GNMA) II	3.000%	7/20/54	800,000	697,125 (g)
Government National Mortgage Association (GNMA) II	3.500%	7/20/54	800,000	718,375 (g)
Government National Mortgage Association (GNMA) II	4.000%	7/20/54	800,000	739,344 (g)
Government National Mortgage Association (GNMA) II	4.500%	7/20/54	500,000	475,388 (g)
Government National Mortgage Association (GNMA) II	5.500%	7/20/54	1,100,000	1,091,481 (g)
Government National Mortgage Association (GNMA) II	6.000%	7/20/54	1,200,000	1,205,171 (g)
Government National Mortgage Association (GNMA) II	6.500%	7/20/54	800,000	811,524 (g)
Total GNMA				25,624,100

Total Mortgage-Backed Securities (Cost — $104,291,837)				99,376,372
U.S. Government & Agency Obligations — 15.3%
U.S. Government Obligations — 15.3%
U.S. Treasury Bonds	1.375%	11/15/40	240,000	151,528
U.S. Treasury Bonds	2.000%	11/15/41	770,000	529,285
U.S. Treasury Bonds	3.875%	2/15/43	840,000	759,544
U.S. Treasury Bonds	3.875%	5/15/43	5,030,000	4,539,870
U.S. Treasury Bonds	3.625%	8/15/43	80,000	69,537
U.S. Treasury Bonds	4.375%	8/15/43	3,430,000	3,311,826
U.S. Treasury Bonds	4.750%	11/15/43	4,020,000	4,074,647
U.S. Treasury Bonds	4.500%	2/15/44	120,000	117,750
U.S. Treasury Bonds	3.125%	8/15/44	110,000	87,944
U.S. Treasury Bonds	2.875%	8/15/45	110,000	83,583
U.S. Treasury Bonds	3.375%	11/15/48	160,000	129,981
U.S. Treasury Bonds	3.000%	2/15/49	580,000	439,440
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	2.875%	5/15/49	290,000	$214,277
U.S. Treasury Bonds	2.000%	2/15/50	200,000	121,508
U.S. Treasury Bonds	1.250%	5/15/50	670,000	332,199
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,192,805
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,089,875
U.S. Treasury Bonds	2.375%	5/15/51	1,830,000	1,205,727
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	943,472
U.S. Treasury Bonds	1.875%	11/15/51	301,000	174,768
U.S. Treasury Bonds	3.000%	8/15/52	1,150,000	865,375
U.S. Treasury Bonds	4.000%	11/15/52	110,000	100,231
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	978,533
U.S. Treasury Bonds	4.125%	8/15/53	1,780,000	1,657,973
U.S. Treasury Bonds	4.750%	11/15/53	3,500,000	3,618,945 (h)
U.S. Treasury Bonds	4.250%	2/15/54	820,000	780,986
U.S. Treasury Notes	5.125%	9/30/25	20,000	19,994
U.S. Treasury Notes	4.625%	3/15/26	50,000	49,832
U.S. Treasury Notes	4.625%	9/15/26	30,000	29,965
U.S. Treasury Notes	1.250%	12/31/26	20,000	18,439
U.S. Treasury Notes	4.125%	7/31/28	40,000	39,582
U.S. Treasury Notes	4.250%	2/28/29	250,000	248,921
U.S. Treasury Notes	4.250%	3/31/29	10,000	9,900
U.S. Treasury Notes	4.625%	4/30/29	80,000	80,931
U.S. Treasury Notes	4.500%	5/31/29	130,000	130,904
U.S. Treasury Notes	3.875%	11/30/29	110,000	107,465
U.S. Treasury Notes	4.375%	11/30/30	1,930,000	1,931,960
U.S. Treasury Notes	4.000%	1/31/31	4,540,000	4,449,555
U.S. Treasury Notes	4.250%	2/28/31	2,110,000	2,097,843
U.S. Treasury Notes	4.500%	5/31/31	11,400,000	11,587,031
U.S. Treasury Notes	4.250%	6/30/31	2,770,000	2,754,635 (f)
U.S. Treasury Notes	3.500%	2/15/33	20,000	18,748
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	303,796

Total U.S. Government & Agency Obligations (Cost — $55,821,507)				51,451,110
Collateralized Mortgage Obligations(i) — 13.1%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.454%	9/15/34	410,000	365,206 (a)(c)
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.314%)	6.643%	6/15/36	285,413	283,986 (a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.139%	1/25/67	530,353	481,411 (a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	604,086
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
BANK, 2017-BNK6 A4	3.254%	7/15/60	360,000	$339,345
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	546,506
BANK, 2017-BNK7 XA, IO	0.846%	9/15/60	2,911,509	49,268 (c)
BANK, 2023-BNK45 A5	5.203%	2/15/56	170,000	168,061
BANK, 2024-5YR7 C	7.104%	6/15/57	660,000	674,934 (c)
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	220,000	206,468 (c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	374,268 (c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.559%	1/15/55	4,112,583	76,740 (c)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	7.021%	3/15/40	170,000	169,920 (a)(c)
BPR Trust, 2021-TY A (1 mo. Term SOFR + 1.164%)	6.493%	9/15/38	170,000	168,753 (a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	7.227%	4/15/37	220,000	220,348 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	23,762	22,242 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM3 A1	6.191%	3/25/64	236,527	237,287 (a)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	7.090%	12/9/40	310,000	310,717 (a)(c)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	9.017%	5/15/34	530,000	528,807 (a)(c)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	6.720%	3/15/41	249,335	248,320 (a)(c)
BX Trust, 2022-CLS A	5.760%	10/13/27	450,000	445,573 (a)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.329%	1/15/39	250,000	247,401 (a)(c)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	170,000	157,889
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. Term SOFR + 0.364%)	5.710%	8/25/35	185,423	172,407 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.760%	8/25/35	202,323	188,718 (a)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.410%	6/15/50	515,000	431,459 (c)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	714,000	660,256 (a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	245,752	218,187 (a)(c)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	80,486	75,393 (a)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	57,692	46,449 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	60,283	50,821 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	91,546	$77,782 (a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	572,073	496,988 (a)(c)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	500,000	473,181
DTP Commercial Mortgage Trust, 2023-STE2 A	6.038%	1/15/41	320,000	320,665 (a)(c)
Ellington Financial Mortgage Trust, 2020-1 B1	5.095%	5/25/65	720,000	739,857 (a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	71,254	58,256 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	86,184 (a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	6.144%	11/15/38	119,861	118,526 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	253,961 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.244%	1/25/30	3,415,716	170,301 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.861%	12/25/30	6,459,384	249,372 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K130 X1, IO	1.143%	6/25/31	4,089,507	231,731 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K152 X1, IO	0.301%	11/25/32	15,290,260	214,603 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.405%	7/25/26	949,245	19,252 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	136,784	13,787 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.626%	10/25/31	3,095,439	94,286 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	0.982%	2/15/37	1,068,724	85,046 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	133,928	115,965
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	864,742	203,243
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	91,678	$73,354
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	63,292	9,244
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	151,461	24,175
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	78,025	13,062
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	79,097	10,650
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	475,331	63,015
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	75,308	63,895
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	471,529	109,499
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	751,248	98,679
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	170,015	24,037
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	704,565	93,422
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	1,069,900	214,507
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	88,683
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	232,782
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	633,845	104,693
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	1,555,065	250,147
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	915,730	116,028
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	866,832	113,224
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.135%	1/25/51	70,870	71,348 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.635%	8/25/33	88,422	$90,127 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.735%	10/25/41	350,000	362,975 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1B (30 Day Average SOFR + 1.850%)	7.185%	1/25/42	490,000	496,087 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	6.635%	2/25/42	122,611	123,215 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.535%	5/25/42	377,162	383,753 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	7.435%	4/25/43	576,061	589,875 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	7.285%	2/25/44	340,000	343,915 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.437%	2/15/38	16,988	913 (c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.550%	9/25/31	277,084	296,000 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.550%	7/25/39	210,778	221,012 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.435%	10/25/41	250,000	257,643 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.985%	12/25/41	520,000	524,080 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	8.435%	6/25/43	240,000	$253,975 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	8.035%	7/25/43	240,000	251,111 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1M2 (30 Day Average SOFR + 1.800%)	7.135%	1/25/44	250,000	253,800 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.893%	8/25/32	100,000	93,271 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	123,533	109,799
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	259,424	219,261
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.274%	8/25/55	136,091	5,330 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	136,168	113,340
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	108,322	63,410
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	456,746
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	73,214	11,989
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	234,070	199,795
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,051,674	180,217
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	271,907	217,785
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	712,554	110,737
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	69,835	60,048
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	624,329	106,555
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	732,846	102,910
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	915,198	112,459
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	1,074,143	$186,080
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	804,403	98,629
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	1,854,782	237,788
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	150,000	155,629 (a)(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.597%	3/20/42	298,007	28,354 (c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	1.157%	4/16/42	158,067	20,789 (c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.220%	10/16/54	2,087,957	28,551 (c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.802%	11/16/47	32,566	28,815 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	3,733	3,493 (c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.370%	8/16/54	321,503	3,107 (c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	98,540	17,937
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	732,252	135,310
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.657%	10/16/46	233,627	31,187 (c)
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.989%	5/16/62	3,628,870	247,618 (c)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	460,164	343,498
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.882%	6/16/62	3,643,012	225,840 (c)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	71,521	9,713
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	69,377	9,528
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	72,714	9,904
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	145,774	$19,480
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	276,000	30,319
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	5.937%	6/20/69	150,956	150,762 (c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.587%	5/20/70	118,693	120,020 (c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.687%	4/20/70	45,724	46,319 (c)
Government National Mortgage Association (GNMA), 2021-11 IX, IO	1.160%	12/16/62	3,011,660	243,438 (c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,275,038	211,462
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	815,696	108,010
Government National Mortgage Association (GNMA), 2021-108 IO, IO	0.967%	6/16/61	3,264,802	227,166 (c)
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,140,234	163,945
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	393,768	313,154
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	397,879	342,732
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	6.717%	1/20/71	450,400	462,285 (c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	286,515	13,704 (c)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	160,248	129,943
Government National Mortgage Association (GNMA), 2022-24 AH	2.500%	2/20/52	162,708	137,986
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	300,000	246,276
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	79,461
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2022-113 Z	2.000%	9/16/61	2,289,707	$1,194,682
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	300,000	265,779
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	271,372	222,738
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	73,896 (c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.749%	7/16/65	1,482,801	93,812 (c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	147,995 (c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	99,976	77,357
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. Term SOFR + 3.047%)	8.376%	9/15/31	471,772	144,128 (a)(c)
GS Mortgage Securities Corp. Trust, 2021- ROSS A (1 mo. Term SOFR + 1.264%)	6.743%	5/15/26	290,000	270,269 (a)(c)
GS Mortgage Securities Corp. Trust, 2024-70P E	9.263%	3/10/41	380,000	382,823 (a)(c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	306,578	305,997 (a)
ILPT Commercial Mortgage Trust, 2022-LPF2 A (1 mo. Term SOFR + 2.245%)	7.574%	10/15/39	810,000	806,358 (a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	114,920	99,036 (a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	189,214
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	62,202	54,631 (a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.789%	2/17/39	670,000	669,581 (a)(c)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	7.420%	3/15/36	94,865	94,994 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	82,326	80,222 (a)
Med Trust, 2021-MDLN G (1 mo. Term SOFR + 5.364%)	10.693%	11/15/38	497,612	498,783 (a)(c)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	7.489%	6/19/37	670,000	671,059 (a)(c)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	6.689%	2/19/37	484,332	481,311 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.293%	5/15/38	49,888	$49,514 (a)(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.476%	11/15/34	259,915	258,855 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	631,290	635,356 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	600,000	604,992 (a)(c)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	360,000	379,027 (c)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	6.727%	3/15/39	240,000	237,350 (a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	166,938	158,209 (a)(c)
New Residential Mortgage Loan Trust, 2018- RPL1 M2	3.500%	12/25/57	240,000	198,329 (a)(c)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	60,009	50,471 (a)(c)
NJ Trust, 2023-GSP A	6.697%	1/6/29	280,000	289,034 (a)(c)
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	6.970%	3/15/41	380,000	379,705 (a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	175,904	139,847 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	68,092	53,888 (a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	95,948	75,200 (a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	369,545 (a)(c)
OBX Trust, 2023-NQM3 A1	5.949%	2/25/63	544,690	542,811 (a)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	229,271	230,672 (a)
OBX Trust, 2024-NQM1 A1	5.928%	11/25/63	230,446	230,748 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	177,465	144,252 (a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	371,900	314,134 (a)(c)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	532,590	511,355 (a)(c)
PRKCM Trust, 2022-AFC2 M1	6.202%	8/25/57	730,000	715,083 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	494,689	495,541 (a)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	226,838	227,866 (a)
RCKT Mortgage Trust, 2024-INV1 A1	6.500%	6/25/54	900,000	907,488 (a)(c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.593%	5/15/38	500,000	474,013 (a)(c)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	275,531 (a)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	6.265%	11/15/36	120,000	118,597 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Towd Point Mortgage Trust, 2016-3 B1	4.132%	4/25/56	110,000	$105,005 (a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.668%	6/25/57	250,000	204,098 (a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. Term SOFR + 1.114%)	6.460%	5/25/58	357,933	366,426 (a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	1.077%	3/15/51	7,603,052	215,864 (c)
Verus Securitization Trust, 2023-4 A1	5.811%	5/25/68	433,159	431,001 (a)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	167,967 (a)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	292,157
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.351%	3/15/50	1,746,366	43,551 (c)

Total Collateralized Mortgage Obligations (Cost — $45,862,898)				43,767,168
			Face Amount†/ Units
Asset-Backed Securities — 4.3%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.325%	4/20/36	190,000	191,742 (a)(c)
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.636%	4/20/34	250,000	250,444 (a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2023-1A A2	7.824%	3/5/53	670,000	694,447 (a)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.079%	10/15/36	520,000	524,428 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	249,431 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-3A A	5.230%	12/20/30	250,000	248,359 (a)
Birch Grove CLO Ltd., 2022-4A A1R (3 mo. Term SOFR + 1.480%)	6.819%	7/15/37	270,000	270,000 (a)(c)
Birch Grove CLO Ltd., 2023-5A A1 (3 mo. Term SOFR + 2.200%)	7.525%	4/20/35	250,000	251,153 (a)(c)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	290,000	292,127 (a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.699%	7/17/34	270,000	270,004 (a)(c)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	240,000	240,000 (f)
Dryden CLO Ltd., 2018-55A A1 (3 mo. Term SOFR + 1.282%)	6.610%	4/15/31	244,921	245,155 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	6.250%	10/25/56	177,434	$176,130 (a)(c)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	6.841%	4/20/37	260,000	260,927 (a)(c)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.529%	7/15/36	390,000	393,032 (a)(c)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	250,000	259,956 (a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	269,205
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	440,000	437,433 (a)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	6.875%	4/20/37	415,000	416,683 (a)(c)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	180,000	164,481 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	295,839	251,026 (a)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	6.645%	1/22/35	250,000	250,169 (a)(c)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	93,390	83,209 (a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	125,775	119,221 (a)
Mercury Financial Credit Card Master Trust, 2024-2A A	6.560%	7/20/29	250,000	251,154 (a)
Mosaic Solar Loans LLC, 2024-1A A	5.500%	9/20/49	413,797	410,407 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	6.343%	1/15/43	65,509	65,282 (a)(c)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.800%	6/25/65	190,555	192,710 (a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	203,239	190,899 (a)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.077%	11/16/36	350,000	352,712 (a)(c)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.325%	10/20/35	250,000	250,550 (a)(c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	590,000	595,173 (a)(c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	5.891%	6/15/39	239,804	232,932 (c)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.284%	12/17/68	73,607	73,421 (a)(c)
SMB Private Education Loan Trust, 2015-C R	11.919%	9/18/46	1,092	308,526 (a)(j)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	104,061	$97,856 (a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	6.173%	1/15/53	179,749	178,531 (a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	278,921	249,267 (a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	170,452	160,261 (a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	158,366	148,218 (a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	97,919	89,639 (a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	600,000	597,415 (a)
Storm King Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.050%)	7.379%	10/15/35	250,000	250,952 (a)(c)
Structured Asset Investment Loan Trust, 2003- BC12 2A (1 mo. Term SOFR + 0.834%)	6.180%	11/25/33	815,205	787,347 (c)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. Term SOFR + 1.314%)	6.660%	8/25/34	83,522	83,370 (c)
Structured Asset Investment Loan Trust, 2005- HE1 M2 (1 mo. Term SOFR + 0.834%)	6.180%	7/25/35	139,083	128,940 (c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	5.880%	2/25/37	184,173	177,964 (c)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.969%	1/14/34	560,000	561,250 (a)(c)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	94,720	86,342 (a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	56,314	48,983
US Bank NA, 2023-1 B	6.789%	8/25/32	458,054	460,098 (a)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	6.645%	7/24/36	450,000	450,000 (a)(c)

Total Asset-Backed Securities (Cost — $15,574,221)				14,288,961
			Face Amount†
Sovereign Bonds — 3.3%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763	21,714
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	365,677	$206,794
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	380,000	148,537
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	306,388	127,151 (a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	471,216	195,555 (k)
Total Argentina				699,751
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	4,364,000 BRL	690,109
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000	261,579
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000	184,555
Total Colombia				446,134
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	400,000	338,098
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	33,500,000 JMD	228,914
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	560,000	537,922 (a)
Mexico — 1.9%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000 MXN	108,646
Mexican Bonos, Bonds	8.000%	11/7/47	51,700,000 MXN	2,309,530
Mexican Bonos, Senior Notes	7.750%	11/23/34	25,230,000 MXN	1,187,803
Mexican Bonos, Senior Notes	7.750%	11/13/42	46,530,000 MXN	2,050,855
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	1,030,000	787,703
Total Mexico				6,444,537
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	185,395 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000	$116,862
Supranational — 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	109,000,000 INR	1,323,032

Total Sovereign Bonds (Cost — $12,218,371)				11,010,754
Senior Loans — 2.6%
Communication Services — 0.1%
Entertainment — 0.0%††
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	168,324	168,898 (c)(l)(m)
Media — 0.1%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.958%	9/18/26	114,259	114,666 (c)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.943%	1/31/28	180,000	172,442 (c)(l)(m)
Total Media				287,108

Total Communication Services				456,006
Consumer Discretionary — 0.6%
Automobile Components — 0.1%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.344%	5/6/30	249,375	250,272 (c)(l)(m)
Hotels, Restaurants & Leisure — 0.4%
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	8/17/28	165,148	165,906 (c)(l)(m)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	379,050	379,819 (c)(l)(m)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.097%	2/6/30	28,425	28,480 (c)(l)(m)
Entain Holdings Gibraltar Ltd., USD Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.864%	3/29/27	28,804	28,884 (c)(l)(m)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.585%	11/25/30	358,200	358,836 (c)(l)(m)
Four Seasons Hotels Ltd., 2024 Repricing Term Loan (1 mo. Term SOFR + 2.000%)	7.344%	11/30/29	139,293	140,067 (c)(l)(m)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.958%	5/29/26	51,867	51,841 (c)(l)(m)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.080%	4/14/29	295,504	296,006 (c)(l)(m)
Total Hotels, Restaurants & Leisure				1,449,839
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.1%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	290,000	$289,523 (n)

Total Consumer Discretionary				1,989,634
Consumer Staples — 0.0%††
Beverages — 0.0%††
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.846%	3/31/28	55,964	56,048 (c)(l)(m)

Financials — 0.6%
Capital Markets — 0.1%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	8.335%	3/5/29	46,128	45,983 (c)(l)(m)
Focus Financial Partners LLC, Term Loan B7 (1 mo. Term SOFR + 2.750%)	8.094%	6/30/28	261,051	261,089 (c)(l)(m)
Total Capital Markets				307,072
Financial Services — 0.3%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.335%	1/31/31	490,000	491,293 (c)(l)(m)
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	7.839%	10/22/26	142,837	143,248 (c)(l)(m)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	7/29/30	68,658	68,932 (c)(l)(m)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.085%	4/9/27	209,779	209,935 (c)(l)(m)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	7.085%	11/6/28	245,000	246,659 (c)(l)(m)
Total Financial Services				1,160,067
Insurance — 0.2%
Acrisure LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	8.594%	11/6/30	108,611	109,019 (c)(l)(m)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.708%	2/19/28	69,088	69,115 (c)(l)(m)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.708%	12/23/26	156,120	155,036 (c)(l)(m)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.708%	7/31/27	67,725	66,678 (c)(l)(m)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.694%	8/21/28	113,880	113,180 (c)(l)(m)
Total Insurance				513,028

Total Financials				1,980,167
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.7%
Health Care Providers & Services — 0.3%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.100%)	7.444%	11/15/27	195,961	$193,021 (c)(l)(m)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	2/21/31	428,003	427,417 (c)(l)(m)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.594%	5/30/31	280,000	279,884 (c)(l)(m)
Total Health Care Providers & Services				900,322
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.594%	2/15/29	267,204	266,661 (c)(l)(m)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.579%	5/1/31	548,625	547,254 (c)(l)(m)
Total Health Care Technology				813,915
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.435%	10/1/27	476,145	462,256 (c)(l)(m)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B1 (1 mo. Term SOFR + 3.114%)	8.458%	5/5/28	98,589	98,774 (c)(l)(m)
Total Pharmaceuticals				561,030

Total Health Care				2,275,267
Industrials — 0.3%
Building Products — 0.0%††
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	3/19/29	97,679	97,857 (c)(l)(m)
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.194%	5/12/28	423,094	421,945 (c)(l)(m)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.594%	2/1/29	47,973	48,332 (c)(l)(m)
GFL Environmental Inc., 2023 Term Loan (3 mo. Term SOFR + 2.500%)	7.826%	5/31/27	85,701	85,976 (c)(l)(m)
Total Commercial Services & Supplies				556,253
Construction & Engineering — 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.194%	6/7/28	264,429	264,611 (c)(l)(m)
Ground Transportation — 0.1%
Genesee & Wyoming Inc., Initial Term Loan B (3 mo. Term SOFR + 2.000%)	7.335%	4/10/31	230,000	230,022 (c)(l)(m)

Total Industrials				1,148,743
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.3%
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.844%	7/2/29	237,406	$237,881 (c)(l)(m)
Software — 0.2%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.194%	10/8/28	35,842	35,909 (c)(e)(l)(m)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.344%	10/16/26	416,750	407,113 (c)(l)(m)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.194%	2/1/28	172,691	172,920 (c)(l)(m)
Total Software				615,942

Total Information Technology				853,823
Total Senior Loans (Cost — $8,728,615)				8,759,688
U.S. Treasury Inflation Protected Securities — 0.2%
U.S. Treasury Notes, Inflation Indexed (Cost — $846,394)	1.125%	1/15/33	852,614	789,216
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $94.938	8/16/24	42	105,000	2,888
3-Month SOFR Futures, Put @ $95.500	12/13/24	37	92,500	41,163
SOFR 1-Year Mid-Curve Futures, Call @ $96.250	12/13/24	38	95,000	23,750
SOFR 1-Year Mid-Curve Futures, Call @ $97.250	12/13/24	38	95,000	4,750
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/13/24	38	95,000	25,175
U.S. Treasury 5-Year Notes Futures, Call @ $107.000	7/26/24	59	59,000	18,438
U.S. Treasury 5-Year Notes Futures, Call @ $107.000	8/23/24	31	31,000	16,469
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	7/26/24	50	50,000	25,780
U.S. Treasury 10-Year Notes Futures, Call @ $111.000	7/26/24	76	76,000	26,125
U.S. Treasury 10-Year Notes Futures, Put @ $110.000	7/26/24	55	55,000	41,250
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Put @ $110.500		7/26/24	15	15,000	$15,469
U.S. Treasury Long-Term Bonds Futures , Call @ $120.000		7/26/24	16	16,000	12,750

Total Exchange-Traded Purchased Options (Cost — $337,986)					254,007
	Counterparty
OTC Purchased Options — 0.0%††
Interest rate swaption, Put @ 425.000bps , 425.000 bps payments made by the Fund annually, payments received by the Fund on Daily SOFR Compound annually, maturing on 12/3/44 (Cost — $48,693)	JPMorgan Chase & Co.	11/29/24	2,200,000	2,200,000	31,958

Total Purchased Options (Cost — $386,679)					285,965
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $188,113)		3.875%	7/2/40	7,319,400 UYU	197,446
Total Investments before Short-Term Investments (Cost — $363,651,033)					342,745,648
				Shares
Short-Term Investments — 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,761,394)		5.254%		2,761,394	2,761,394 (o)(p)
Total Investments — 103.1% (Cost — $366,412,427)					345,507,042
Liabilities in Excess of Other Assets — (3.1)%					(10,535,912)
Total Net Assets — 100.0%					$334,971,130

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2024, the Portfolio held TBA securities with a total cost of $14,042,043.
(h)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Rate shown is the current yield based on income received over the trailing twelve months.
(k)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of June 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2024, the total market value of investments in Affiliated
Companies was $2,761,394 and the cost was $2,761,394 (Note 8).

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis point spread (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short — (0.2)%
Mortgage-Backed Securities — (0.2)%
FNMA — (0.1)%
Federal National Mortgage Association (FNMA)	4.500%	7/1/54	$(400,000)	$(377,141)
GNMA — (0.1)%
Government National Mortgage Association (GNMA)	5.000%	7/20/54	(200,000)	(194,762) (a)

Total Securities Sold Short (Proceeds — $(580,469))				$(571,903)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (Note 1).
At June 30, 2024, the Portfolio had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	8/16/24	$95.188	84	$210,000	$(2,100)
3-Month SOFR Futures, Call	12/13/24	97.125	75	187,500	(3,281)
3-Month SOFR Futures, Put	12/13/24	95.000	37	92,500	(9,944)
SOFR 1-Year Mid-Curve Futures, Call	12/13/24	96.750	75	187,500	(22,031)
SOFR 1-Year Mid-Curve Futures, Put	12/13/24	95.375	76	190,000	(19,950)
U.S. Treasury 5-Year Notes Futures, Call	7/26/24	108.250	50	50,000	(3,516)
U.S. Treasury 5-Year Notes Futures, Call	8/23/24	108.000	62	62,000	(15,500)
U.S. Treasury 5-Year Notes Futures, Put	7/26/24	105.000	144	144,000	(9,000)
U.S. Treasury 10-Year Notes Futures, Call	7/26/24	111.500	30	30,000	(7,031)
U.S. Treasury 10-Year Notes Futures, Call	7/26/24	112.000	50	50,000	(7,813)
U.S. Treasury 10-Year Notes Futures, Call	7/26/24	114.000	60	60,000	(1,875)
U.S. Treasury 10-Year Notes Futures, Put	7/26/24	108.500	110	110,000	(24,062)
Total Exchange-Traded Written Options (Premiums received — $223,169)					(126,103)

OTC Written Options
	Counterparty
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 445.000bps payments received by the Fund annually, maturing on 12/3/29 (Premiums received — $47,460)	JPMorgan Chase & Co.	11/29/24	445.000 bps	6,780,000	6,780,000	(28,297)
Total Written Options (Premiums received — $270,629)						$(154,400)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At June 30, 2024, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	68	3/25	$16,240,149	$16,174,650	$(65,499)
3-Month SOFR	238	3/26	57,160,190	57,137,850	(22,340)
U.S. Treasury 5-Year Notes	64	9/24	6,800,078	6,821,000	20,922
U.S. Treasury 10-Year Notes	351	9/24	38,366,569	38,604,517	237,948
U.S. Treasury Long-Term Bonds	21	9/24	2,504,943	2,484,563	(20,380)
U.S. Treasury Ultra Long- Term Bonds	73	9/24	9,062,823	9,150,094	87,271
United Kingdom Long Gilt Bonds	30	9/24	3,673,274	3,700,147	26,873
					264,795
Contracts to Sell:
Japanese 10-Year Bonds	5	9/24	4,451,464	4,439,679	11,785
U.S. Treasury 2-Year Notes	12	9/24	2,451,589	2,450,625	964
U.S. Treasury Ultra 10-Year Notes	80	9/24	9,045,313	9,082,500	(37,187)
					(24,438)
Net unrealized appreciation on open futures contracts					$240,357

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2024, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	110,000	USD	20,213	Citibank N.A.	7/2/24	$(544)
BRL	260,000	USD	50,709	Citibank N.A.	7/2/24	(4,218)
BRL	310,000	USD	56,964	Citibank N.A.	7/2/24	(1,532)
BRL	420,000	USD	75,554	Citibank N.A.	7/2/24	(453)
BRL	640,000	USD	119,039	Citibank N.A.	7/2/24	(4,598)
BRL	660,000	USD	122,561	Citibank N.A.	7/2/24	(4,544)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,260,000	USD	234,481	Citibank N.A.	7/2/24	$(9,177)
BRL	1,950,000	USD	367,451	Citibank N.A.	7/2/24	(18,766)
USD	19,788	BRL	110,000	Citibank N.A.	7/2/24	119
USD	46,772	BRL	260,000	Citibank N.A.	7/2/24	281
USD	55,766	BRL	310,000	Citibank N.A.	7/2/24	334
USD	77,256	BRL	420,000	Citibank N.A.	7/2/24	2,154
USD	115,131	BRL	640,000	Citibank N.A.	7/2/24	691
USD	118,729	BRL	660,000	Citibank N.A.	7/2/24	712
USD	226,664	BRL	1,260,000	Citibank N.A.	7/2/24	1,360
USD	350,789	BRL	1,950,000	Citibank N.A.	7/2/24	2,104
BRL	1,800,095	USD	323,822	Goldman Sachs Group Inc.	7/2/24	(1,942)
BRL	2,540,000	USD	485,270	Goldman Sachs Group Inc.	7/2/24	(31,086)
BRL	7,224,730	USD	1,299,669	Goldman Sachs Group Inc.	7/2/24	(7,795)
USD	334,199	BRL	1,800,095	Goldman Sachs Group Inc.	7/2/24	12,319
USD	456,925	BRL	2,540,000	Goldman Sachs Group Inc.	7/2/24	2,741
USD	1,323,817	BRL	7,224,730	Goldman Sachs Group Inc.	7/2/24	31,943
BRL	1,714,825	USD	325,938	Morgan Stanley & Co. Inc.	7/2/24	(19,305)
USD	308,483	BRL	1,714,825	Morgan Stanley & Co. Inc.	7/2/24	1,850
INR	8,080,000	USD	96,628	Citibank N.A.	7/18/24	209
INR	26,770,000	USD	320,171	Citibank N.A.	7/18/24	663
CHF	280,000	USD	307,168	Bank of America N.A.	7/19/24	5,289
EUR	270,000	USD	287,667	Bank of America N.A.	7/19/24	1,782
EUR	300,000	USD	321,450	Bank of America N.A.	7/19/24	160
EUR	300,000	USD	319,940	Bank of America N.A.	7/19/24	1,670
EUR	320,000	USD	341,945	Bank of America N.A.	7/19/24	1,106
EUR	430,000	USD	459,096	Bank of America N.A.	7/19/24	1,879
MXN	1,650,000	USD	96,646	Bank of America N.A.	7/19/24	(6,754)
MXN	3,290,000	USD	192,497	Bank of America N.A.	7/19/24	(13,256)
MXN	3,670,000	USD	210,253	Bank of America N.A.	7/19/24	(10,310)
MXN	6,710,000	USD	374,031	Bank of America N.A.	7/19/24	(8,468)
USD	280,000	CHF	254,919	Bank of America N.A.	7/19/24	(4,468)
USD	280,000	CHF	255,182	Bank of America N.A.	7/19/24	(4,762)
USD	289,868	CHF	260,000	Bank of America N.A.	7/19/24	(271)
USD	161,354	EUR	150,000	Bank of America N.A.	7/19/24	549
USD	161,366	EUR	150,000	Bank of America N.A.	7/19/24	560
USD	161,584	EUR	150,000	Bank of America N.A.	7/19/24	779
USD	333,220	EUR	310,000	Bank of America N.A.	7/19/24	889
USD	333,723	EUR	310,000	Bank of America N.A.	7/19/24	1,392
USD	411,229	EUR	380,000	Bank of America N.A.	7/19/24	3,855
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,948,012	EUR	2,758,741	Bank of America N.A.	7/19/24	$(9,456)
CAD	160,000	USD	116,356	BNP Paribas SA	7/19/24	657
CAD	830,000	USD	603,546	BNP Paribas SA	7/19/24	3,458
JPY	651,638,307	USD	4,358,683	BNP Paribas SA	7/19/24	(295,157)
NOK	3,460,000	USD	315,429	BNP Paribas SA	7/19/24	8,814
NOK	13,777,495	USD	1,263,435	BNP Paribas SA	7/19/24	27,679
USD	168,721	CAD	230,000	BNP Paribas SA	7/19/24	515
USD	829,377	CAD	1,130,000	BNP Paribas SA	7/19/24	2,974
USD	310,136	CHF	280,000	BNP Paribas SA	7/19/24	(2,321)
USD	310,187	CHF	280,000	BNP Paribas SA	7/19/24	(2,269)
USD	323,925	CHF	290,000	BNP Paribas SA	7/19/24	309
USD	46,996	NOK	500,000	BNP Paribas SA	7/19/24	140
USD	81,510	NOK	870,000	BNP Paribas SA	7/19/24	(19)
USD	90,747	NOK	980,000	BNP Paribas SA	7/19/24	(1,091)
USD	101,501	NOK	1,080,000	BNP Paribas SA	7/19/24	292
USD	108,794	NOK	1,160,000	BNP Paribas SA	7/19/24	89
USD	153,033	NOK	1,630,000	BNP Paribas SA	7/19/24	283
AUD	2,133,886	USD	1,394,418	Citibank N.A.	7/19/24	29,925
GBP	100,000	USD	123,827	Citibank N.A.	7/19/24	2,599
GBP	100,000	USD	124,205	Citibank N.A.	7/19/24	2,222
INR	40,204,747	USD	481,333	Citibank N.A.	7/19/24	499
USD	200,133	GBP	160,000	Citibank N.A.	7/19/24	(2,150)
USD	200,399	GBP	160,000	Citibank N.A.	7/19/24	(1,883)
USD	399,853	GBP	320,000	Citibank N.A.	7/19/24	(4,711)
USD	2,092,886	GBP	1,668,279	Citibank N.A.	7/19/24	(16,254)
USD	28,061	JPY	4,350,000	Citibank N.A.	7/19/24	935
CHF	270,000	USD	296,100	Goldman Sachs Group Inc.	7/19/24	5,198
CHF	270,000	USD	297,347	Goldman Sachs Group Inc.	7/19/24	3,951
USD	485,363	CAD	666,323	Goldman Sachs Group Inc.	7/19/24	(1,939)
USD	551,250	CAD	750,000	Goldman Sachs Group Inc.	7/19/24	2,752
USD	167,695	CHF	150,000	Goldman Sachs Group Inc.	7/19/24	308
USD	200,714	CHF	180,000	Goldman Sachs Group Inc.	7/19/24	(151)
USD	296,496	CHF	270,000	Goldman Sachs Group Inc.	7/19/24	(4,802)
USD	331,634	CHF	300,000	Goldman Sachs Group Inc.	7/19/24	(3,141)
USD	637,074	CHF	570,000	Goldman Sachs Group Inc.	7/19/24	1,002
USD	703,654	CHF	630,000	Goldman Sachs Group Inc.	7/19/24	626
USD	317,704	GBP	250,000	Goldman Sachs Group Inc.	7/19/24	1,639
USD	143,851	JPY	21,880,000	Goldman Sachs Group Inc.	7/19/24	7,411
USD	75,578	NOK	810,000	Goldman Sachs Group Inc.	7/19/24	(328)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	100,977	NOK	1,080,000	Goldman Sachs Group Inc.	7/19/24	$(231)
USD	135,192	NOK	1,460,000	Goldman Sachs Group Inc.	7/19/24	(1,627)
USD	169,597	NOK	1,830,000	Goldman Sachs Group Inc.	7/19/24	(1,896)
USD	540,554	NOK	5,840,000	Goldman Sachs Group Inc.	7/19/24	(6,723)
MXN	1,420,000	USD	83,264	JPMorgan Chase & Co.	7/19/24	(5,902)
MXN	2,260,000	USD	125,856	JPMorgan Chase & Co.	7/19/24	(2,731)
MXN	5,050,000	USD	285,110	JPMorgan Chase & Co.	7/19/24	(9,984)
MXN	5,660,000	USD	331,326	JPMorgan Chase & Co.	7/19/24	(22,967)
USD	244,573	CNH	1,769,198	JPMorgan Chase & Co.	7/19/24	1,798
USD	318,612	CNH	2,310,000	JPMorgan Chase & Co.	7/19/24	1,626
USD	3,255,316	CNH	23,513,149	JPMorgan Chase & Co.	7/19/24	28,767
USD	15,628	MXN	260,863	JPMorgan Chase & Co.	7/19/24	1,416
USD	33,096	MXN	550,000	JPMorgan Chase & Co.	7/19/24	3,131
BRL	5,050,884	USD	979,594	Morgan Stanley & Co. Inc.	7/19/24	(78,323)
BRL	12,289,334	USD	2,405,523	Morgan Stanley & Co. Inc.	7/19/24	(212,637)
CAD	550,000	USD	399,635	Morgan Stanley & Co. Inc.	7/19/24	2,596
CAD	550,000	USD	399,059	Morgan Stanley & Co. Inc.	7/19/24	3,172
CAD	580,000	USD	421,069	Morgan Stanley & Co. Inc.	7/19/24	3,102
CAD	1,023,755	USD	748,731	Morgan Stanley & Co. Inc.	7/19/24	(28)
MXN	2,910,000	USD	170,357	Morgan Stanley & Co. Inc.	7/19/24	(11,819)
MXN	4,110,000	USD	234,926	Morgan Stanley & Co. Inc.	7/19/24	(11,012)
USD	14,700	CAD	20,000	Morgan Stanley & Co. Inc.	7/19/24	74
USD	161,886	CAD	220,000	Morgan Stanley & Co. Inc.	7/19/24	993
USD	330,862	CAD	450,000	Morgan Stanley & Co. Inc.	7/19/24	1,763
USD	360,160	CAD	490,000	Morgan Stanley & Co. Inc.	7/19/24	1,809
USD	441,471	CAD	600,000	Morgan Stanley & Co. Inc.	7/19/24	2,673
USD	156,078	JPY	23,700,000	Morgan Stanley & Co. Inc.	7/19/24	8,288
USD	188,256	JPY	28,510,000	Morgan Stanley & Co. Inc.	7/19/24	10,472
USD	300,004	JPY	45,920,000	Morgan Stanley & Co. Inc.	7/19/24	13,653
USD	583,510	JPY	89,930,000	Morgan Stanley & Co. Inc.	7/19/24	22,719
BRL	420,000	USD	76,991	Citibank N.A.	8/2/24	(2,172)
BRL	7,224,730	USD	1,319,356	Goldman Sachs Group Inc.	8/2/24	(32,337)
Net unrealized depreciation on open forward foreign currency contracts						$(608,591)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At June 30, 2024, the Portfolio had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	29,330,000BRL	1/2/29	BRL-CDI**	10.230%**	$(301,712)	—	$(301,712)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,842,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(9,340)	$(1,584)	$(7,756)
28,260,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(130,132)	5,970	(136,102)
47,980,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(222,143)	12,323	(234,466)
11,699,000	2/28/31	3.870% annually	Daily SOFR Compound annually	70,941	(36,283)	107,224
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

 Western Asset Core Plus VIT Portfolio
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	17,187,000	4/30/31	4.200% annually	Daily SOFR Compound annually	$(275,203)	$(152,794)	$(122,409)
	2,345,000	2/15/48	2.600% annually	Daily SOFR Compound annually	443,403	222,029	221,374
	2,549,000	2/15/48	3.050% annually	Daily SOFR Compound annually	305,716	102,429	203,287
	4,512,000	5/15/48	3.150% annually	Daily SOFR Compound annually	471,006	117,190	353,816
Total					$654,248	$269,280	$384,968

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.42 Index	$587,000	6/20/29	1.000% quarterly	$12,013	$12,032	$(19)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$5,947,700	6/20/29	5.000% quarterly	$(371,317)	$(397,473)	$26,156

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Portfolio†	Periodic Payments Received by the Portfolio‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$1,570,000	8/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$(26,777)	—	$(26,777)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Plus VIT Portfolio
[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Portfolio are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.245%
BRL-CDI	10.400%
Daily SOFR Compound	5.330%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $363,651,033)	$342,745,648
Investments in affiliated securities, at value (Cost — $2,761,394)	2,761,394
Foreign currency, at value (Cost — $1,635,117)	1,603,082
Cash	1,034,389
Receivable for securities sold	4,572,448
Interest receivable	2,652,921
Deposits with brokers for open futures contracts and exchange-traded options	1,464,756
Deposits with brokers for centrally cleared swap contracts	882,705
Deposits with brokers for OTC derivatives	490,000
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $350,556)	363,532
Unrealized appreciation on forward foreign currency contracts	289,719
Receivable from brokers — net variation margin on centrally cleared swap contracts	158,242
Receivable for Portfolio shares sold	39,026
Principal paydown receivable	15,938
Dividends receivable from affiliated investments	14,798
Prepaid expenses	270
Total Assets	359,088,868
Liabilities:
Payable for securities purchased	21,509,880
Unrealized depreciation on forward foreign currency contracts	898,310
Investments sold short, at value (proceeds received — $580,469)	571,903
OTC swaps, at value (premiums received — $0)	328,489
Payable to brokers — net variation margin on open futures contracts	224,158
Payable for Portfolio shares repurchased	198,666
Written options, at value (premiums received — $270,629)	154,400
Investment management fee payable	122,720
Payable for open OTC swap contracts	16,884
Service and/or distribution fees payable	15,858
Trustees’ fees payable	1,205
Accrued expenses	75,265
Total Liabilities	24,117,738
Total Net Assets	$334,971,130
Net Assets:
Par value (Note 7)	$690
Paid-in capital in excess of par value	396,035,076
Total distributable earnings (loss)	(61,064,636)
Total Net Assets	$334,971,130
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2024
Net Assets:
Class I	$257,920,141
Class II	$77,050,989
Shares Outstanding:
Class I	53,101,241
Class II	15,854,169
Net Asset Value:
Class I	$4.86
Class II	$4.86
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$8,046,089
Dividends from affiliated investments	244,005
Less: Foreign taxes withheld	(798)
Total Investment Income	8,289,296
Expenses:
Investment management fee (Note 2)	723,355
Service and/or distribution fees (Notes 2 and 5)	95,030
Fund accounting fees	42,763
Audit and tax fees	28,843
Shareholder reports	9,536
Legal fees	6,686
Trustees’ fees	3,862
Custody fees	1,451
Commitment fees (Note 9)	1,406
Insurance	1,398
Transfer agent fees (Notes 2 and 5)	357
Miscellaneous expenses	3,612
Total Expenses	918,299
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,710)
Net Expenses	913,589
Net Investment Income	7,375,707
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short
Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions
(Notes 1, 3 and 4):

Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(5,464,459)†
Futures contracts	(262,286)
Written options	435,502
Swap contracts	1,400,646
Forward foreign currency contracts	78,247
Foreign currency transactions	(53,455)
Net Realized Loss	(3,865,805)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(4,635,918)‡
Futures contracts	(2,136,337)
Written options	124,440
Securities sold short	8,566
Swap contracts	(645,675)
Forward foreign currency contracts	(1,038,897)
Foreign currencies	(87,036)
Change in Net Unrealized Appreciation (Depreciation)	(8,410,857)
Net Loss on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(12,276,662)
Decrease in Net Assets From Operations	$(4,900,955)

†	Net of foreign capital gains tax of $1,154.
‡	Net of change in accrued foreign capital gains tax of $(1,206).
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$7,375,707	$13,712,356
Net realized loss	(3,865,805)	(17,456,213)
Change in net unrealized appreciation (depreciation)	(8,410,857)	22,976,704
Increase (Decrease) in Net Assets From Operations	(4,900,955)	19,232,847
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,200,007)	(11,750,027)
Decrease in Net Assets From Distributions to Shareholders	(1,200,007)	(11,750,027)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	37,712,514	77,997,228
Reinvestment of distributions	1,200,007	11,750,027
Cost of shares repurchased	(18,447,213)	(97,972,522)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	20,465,308	(8,225,267)
Increase (Decrease) in Net Assets	14,364,346	(742,447)
Net Assets:
Beginning of period	320,606,784	321,349,231
End of period	$334,971,130	$320,606,784
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$4.95	$4.82	$5.95	$6.23	$5.82	$5.43
Income (loss) from operations:
Net investment income	0.11	0.21	0.16	0.13	0.16	0.20
Net realized and unrealized gain (loss)	(0.18)	0.11	(1.18)	(0.25)	0.38	0.46
Total income (loss) from operations	(0.07)	0.32	(1.02)	(0.12)	0.54	0.66
Less distributions from:
Net investment income	(0.02)	(0.19)	(0.11)	(0.16)	(0.12)	(0.27)
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.02)	(0.19)	(0.11)	(0.16)	(0.13)	(0.27)
Net asset value, end of period	$4.86	$4.95	$4.82	$5.95	$6.23	$5.82
Total return[3]	(1.46)%	6.82%	(17.23)%	(1.97)%	9.31%	12.17%
Net assets, end of period (000s)	$257,920	$242,542	$198,982	$99,849	$92,357	$72,787
Ratios to average net assets:
Gross expenses	0.51%[4]	0.52%	0.51%	0.53%	0.59%	0.56%
Net expenses[5,6]	0.51 [4]	0.51	0.50	0.53	0.54	0.54
Net investment income	4.65 [4]	4.22	3.07	2.17	2.73	3.43
Portfolio turnover rate[7]	36%	110%	57%	78%	113%	198%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 26%, 70%, 49%, 54%, 80% and 133%.

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$4.96	$4.83	$5.95	$6.23	$5.83	$5.43
Income (loss) from operations:
Net investment income	0.11	0.19	0.14	0.12	0.15	0.19
Net realized and unrealized gain (loss)	(0.19)	0.11	(1.17)	(0.26)	0.37	0.46
Total income (loss) from operations	(0.08)	0.30	(1.03)	(0.14)	0.52	0.65
Less distributions from:
Net investment income	(0.02)	(0.17)	(0.09)	(0.14)	(0.11)	(0.25)
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.02)	(0.17)	(0.09)	(0.14)	(0.12)	(0.25)
Net asset value, end of period	$4.86	$4.96	$4.83	$5.95	$6.23	$5.83
Total return[3]	(1.66)%	6.44%	(17.28)%	(2.19)%	9.05%	11.82%
Net assets, end of period (000s)	$77,051	$78,065	$122,367	$154,330	$130,834	$120,609
Ratios to average net assets:
Gross expenses	0.76%[4]	0.76%	0.76%	0.78%	0.83%	0.80%
Net expenses[5,6]	0.76 [4]	0.76	0.76	0.78	0.79	0.79
Net investment income	4.40 [4]	3.89	2.64	1.92	2.50	3.21
Portfolio turnover rate[7]	36%	110%	57%	78%	113%	198%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 26%, 70%, 49%, 54%, 80% and 133%.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$37,061,935	$17,700	$37,079,635
Other Corporate Bonds & Notes	—	75,739,333	—	75,739,333
Mortgage-Backed Securities	—	99,376,372	—	99,376,372
U.S. Government & Agency Obligations	—	51,451,110	—	51,451,110
Collateralized Mortgage Obligations	—	43,767,168	—	43,767,168
Asset-Backed Securities	—	14,288,961	—	14,288,961
Sovereign Bonds	—	11,010,754	—	11,010,754
Senior Loans:
Information Technology	—	817,914	35,909	853,823
Other Senior Loans	—	7,905,865	—	7,905,865
U.S. Treasury Inflation Protected Securities	—	789,216	—	789,216
Purchased Options:
Exchange-Traded Purchased Options	$254,007	—	—	254,007
OTC Purchased Options	—	31,958	—	31,958
Non-U.S. Treasury Inflation Protected Securities	—	197,446	—	197,446
Total Long-Term Investments	254,007	342,438,032	53,609	342,745,648
Short-Term Investments†	2,761,394	—	—	2,761,394
Total Investments	$3,015,401	$342,438,032	$53,609	$345,507,042
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$385,763	—	—	$385,763
Forward Foreign Currency Contracts††	—	$289,719	—	289,719
Centrally Cleared Interest Rate Swaps††	—	885,701	—	885,701
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	26,156	—	26,156
Total Other Financial Instruments	$385,763	$1,201,576	—	$1,587,339
Total	$3,401,164	$343,639,608	$53,609	$347,094,381
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$571,903	—	$571,903
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$126,103	—	—	126,103
OTC Written Options	—	28,297	—	28,297
Futures Contracts††	145,406	—	—	145,406
Forward Foreign Currency Contracts††	—	898,310	—	898,310
OTC Interest Rate Swaps	—	301,712	—	301,712
Centrally Cleared Interest Rate Swaps††	—	500,733	—	500,733
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	19	—	19
OTC Total Return Swaps	—	26,777	—	26,777
Total Other Financial Instruments	$271,509	$1,755,848	—	$2,027,357
Total	$271,509	$2,327,751	—	$2,599,260

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

(b) Purchased options. The Portfolio may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Portfolio may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Portfolio may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Portfolio’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2024, the total notional value of all credit default swaps to sell protection was $587,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2024, see Note 4.
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Credit default swaps
The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.
Total return swaps
The Portfolio enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent it is less, the Portfolio will make a payment to the counterparty.
(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.
When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(j) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(m) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions
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Notes to Financial Statements (unaudited) (cont’d)
between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Portfolio held OTC written options, forward foreign currency contracts, OTC interest rate swaps and OTC total return swaps with credit related contingent features which had a liability position of $1,255,096. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of June 30, 2024, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $562,811 which could be used to reduce the required payment.
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(t) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(v) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

(w) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.425
Over $1 billion	0.400
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Singapore and Western Asset Japan provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $4,710, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the six months ended June 30, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $357 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$35,143,173	$122,457,774
Sales	18,867,896	97,406,109
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)/ Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$366,412,427	$1,515,211	$(22,420,596)	$(20,905,385)
Securities sold short	(580,469)	8,566	—	8,566
Written options	(270,629)	116,229	—	116,229
Futures contracts	—	385,763	(145,406)	240,357
Forward foreign currency contracts	—	289,719	(898,310)	(608,591)
Swap contracts	(116,161)	911,857	(829,241)	82,616
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$285,965	—	—	$285,965
Futures contracts[3]	385,763	—	—	385,763
Forward foreign currency contracts	—	$289,719	—	289,719
Centrally cleared swap contracts[4]	885,701	—	$26,156	911,857
Total	$1,557,429	$289,719	$26,156	$1,873,304
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Written options	$154,400	—	—	—	$154,400
Futures contracts[3]	145,406	—	—	—	145,406
Forward foreign currency contracts	—	$898,310	—	—	898,310
OTC swap contracts[5]	301,712	—	—	$26,777	328,489
Centrally cleared swap contracts[4]	500,733	—	$19	—	500,752
Total	$1,102,251	$898,310	$19	$26,777	$2,027,357

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(1,509,829)	$(135,234)	—	—	$(1,645,063)
Futures contracts	(262,286)	—	—	—	(262,286)
Written options	404,823	30,679	—	—	435,502
Swap contracts	1,454,152	—	$(36,622)	$(16,884)	1,400,646
Forward foreign currency contracts	—	78,247	—	—	78,247
Total	$86,860	$(26,308)	$(36,622)	$(16,884)	$7,046

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(401,197)	$35,973	—	—	$(365,224)
Futures contracts	(2,136,337)	—	—	—	(2,136,337)
Written options	122,598	1,842	—	—	124,440
Swap contracts	(725,611)	—	$106,713	$(26,777)	(645,675)
Forward foreign currency contracts	—	(1,038,897)	—	—	(1,038,897)
Total	$(3,140,547)	$(1,001,082)	$106,713	$(26,777)	$(4,061,693)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2024, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$363,417
Written options	158,294
Futures contracts (to buy)	170,489,311
Futures contracts (to sell)	48,514,100
Forward foreign currency contracts (to buy)	18,002,538
Forward foreign currency contracts (to sell)	16,527,398
Average Notional Balance
Interest rate swap contracts	$51,934,662
Credit default swap contracts (buy protection)	6,263,081
Credit default swap contracts (sell protection)	30,556,143
Total return swap contracts	672,857
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Bank of America N.A.	$19,910	$(57,745)	$(37,835)	—	$(37,835)
BNP Paribas SA	45,210	(300,857)	(255,647)	—	(255,647)
Citibank N.A.	44,807	(71,002)	(26,195)	$30,000	3,805
Goldman Sachs Group Inc.	69,890	(93,998)	(24,108)	—	(24,108)
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
JPMorgan Chase & Co.	$68,696	$(398,370)	$(329,674)	$270,000	$(59,674)
Morgan Stanley & Co. Inc.	73,164	(333,124)	(259,960)	262,811	2,851
Total	$321,677	$(1,255,096)	$(933,419)	$562,811	$(370,608)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$194
Class II	$95,030	163
Total	$95,030	$357
For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$3,600
Class II	1,110
Total	$4,710
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Net Investment Income:
Class I	$922,638	$9,071,979
Class II	277,369	2,678,048
Total	$1,200,007	$11,750,027

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

7. Shares of beneficial interest
At June 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	6,465,879	$31,461,984	12,474,237	$61,865,306
Shares issued on reinvestment	190,235	922,638	1,889,995	9,071,979
Shares repurchased	(2,563,077)	(12,454,482)	(6,621,517)	(32,416,288)
Net increase	4,093,037	$19,930,140	7,742,715	$38,520,997
Class II
Shares sold	1,284,399	$6,250,530	3,286,557	$16,131,922
Shares issued on reinvestment	57,190	277,369	557,927	2,678,048
Shares repurchased	(1,232,664)	(5,992,731)	(13,449,958)	(65,556,234)
Net increase (decrease)	108,925	$535,168	(9,605,474)	$(46,746,264)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2024. The following transactions were effected in such company for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,466,316	$65,797,944	65,797,944	$71,502,866	71,502,866
Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$244,005	—	$2,761,394
9. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2024.
10. Deferred capital losses
As of December 31, 2023, the Portfolio had deferred capital losses of $38,503,082, which have no expiration date, that will be available to offset future taxable capital gains.
11. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Core Plus VIT Portfolio 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Core Plus VIT Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

Western Asset Core Plus VIT Portfolio

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified by Broadridge as core plus bond funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2023 was above the
Western Asset Core Plus VIT Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
median, the Fund’s performance for the 5-year period ended December 31, 2023 was slightly below the median and the Fund’s performance for the 3- and 10-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 3- and 10-year periods ended December 31, 2023, exceeded that of its benchmark index for the 1-year period ended December 31, 2023 and slightly exceeded that of its benchmark index for the 5-year period ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of core plus bond funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and

Western Asset Core Plus VIT Portfolio

Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Core Plus VIT Portfolio

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Western Asset
Core Plus VIT Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Plus VIT Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Core Plus VIT Portfolio
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90086-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1)	Not applicable.
Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 14, 2024